Document and Entity Information	Sep. 11, 2019
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001492422
Document Type	8-K
Document Period End Date	Sep. 11, 2019
Entity Registrant Name	Apellis Pharmaceuticals, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-38276
Entity Tax Identification Number	27-1537290
Entity Address, Address Line One	6400 Westwind Way
Entity Address, Address Line Two	Suite A
Entity Address, City or Town	Crestwood
Entity Address, State or Province	KY
Entity Address, Postal Zip Code	40014
City Area Code	(502)
Local Phone Number	241-4114
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock
Trading Symbol	APLS
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false